Related Parties (Details) - USD ($) $ / shares in Units, $ in Thousands			5 Months Ended	6 Months Ended	11 Months Ended
	Dec. 31, 2020	Jun. 05, 2020	Jun. 30, 2020	Jun. 30, 2021	Dec. 31, 2020	Sep. 15, 2022	Jul. 15, 2022	Jul. 06, 2021
Related Party Transaction [Line Items]
Parent units exchange		300,000
Price per share		$ 1.00
payment to related party					$ 4,874
Support Fee					2,726
Management Fee					500
Deal closing fees					2,226
Fees paid to related party					$ 2,726
Maximum additional funding to support operating, investing and financing activities								$ 20,000
Minimum Unencumbered Cash Balance						$ 30,000	$ 30,000
Management fees
Related Party Transaction [Line Items]
Fees paid to related party			$ 200	$ 324
Transaction fees
Related Party Transaction [Line Items]
Fees paid to related party			1,660	900
Accounts Payable [Member] | Management fees
Related Party Transaction [Line Items]
Fees paid to related party				162
AEI
Related Party Transaction [Line Items]
Fees paid to related party	$ 4,874		$ 1,860	$ 1,224